RELATED PARTY TRANSACTIONS (Details) (Beneficial Owner [Member], Financing Activities [Member], USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 26, 2014
Beneficial Owner [Member] | Financing Activities [Member]
Related Party Transaction [Line Items]
Related party transaction, amount	$ 2.6